CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Statement of Stockholders' Equity [Abstract]
Payments of stock issuance costs	$ 8,403